May 30 2013

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	TD Asset Management USA Funds Inc.
Securities Act File No. 33-96132
Investment Company Act File No. 811-9086

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, TD Asset Management USA Funds Inc. (the “Registrant”) hereby certifies that the definitive forms of prospectus and statement of additional information for the TDAM U.S. Small-Mid Cap Equity Fund, a series of the Registrant, dated May 29, 2013, do not differ from the forms of prospectus and statement of additional information contained in Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of the Registrant (the “Amendment”) electronically filed with the Securities and Exchange Commission on May 29, 2013. The Amendment became effective immediately upon filing.

If you have any questions regarding this certification, please do not hesitate to contact me at (212) 728-8813.

Sincerely,

/s/ Diana N. Huffman

Diana N. Huffman

cc:	Michele Teichner, TD Asset Management USA Funds Inc.
Margery K. Neale, Willkie Farr & Gallagher LLP
Elliot J. Gluck, Willkie Farr & Gallagher LLP

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